EQUITY (Details) - USD ($)				12 Months Ended
	Nov. 02, 2018	Aug. 21, 2018	Jan. 05, 2015	Jul. 31, 2019	Jul. 31, 2020	Feb. 28, 2019	Feb. 27, 2019
EQUITY
Authorized capital		100,000,000,000	100,000,000	1,000,000,000	1,000,000,000
Par value (per share)	$ 0.001	$ 0.001	$ 0.0004	$ 0.001	$ 0.001	$ 0.001
Number of shares issued (in shares)	49,950,000	50,000	50,000,000
Number of shares to be cancelled		50,000,000
Shares issued	$ 49,950			$ 8,774,829
Shares surrendered (in shares)							15,000,000
Shares outstanding (in shares)				37,074,672	47,014,674	35,000,000	50,000,000